UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5473

                      OPPENHEIMER MULTI-SECTOR INCOME TRUST
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           ----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2004/Unaudited
-------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
U.S. Government Sector--7.7%
--------------------------------------------------------------------------------------------------------
U.S. Government Obligations--7.7%
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]             $    470,000       $    567,160
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                               380,000            378,757
4.50%, 1/15/13 1                                                           2,075,000          2,030,738
4.875%, 3/15/07-11/15/13                                                   3,540,000          3,617,737
5.50%, 7/15/06                                                             1,495,000          1,570,015
5.75%, 1/15/12                                                               450,000            480,611
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                               550,000            547,874
2.68%, 9/28/05                                                               540,000            540,404
4.25%, 7/15/07 2                                                           5,945,000          6,093,714
6%, 5/15/08                                                                2,000,000          2,160,436
7.25%, 5/15/30                                                               520,000            626,138
--------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry Principal Strips,
5.85%, 1/15/21 3                                                             715,000            286,067
--------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:                                            650,000            642,463
Series C, 4.75%, 8/1/13
Series C, 6%, 3/15/13                                                        625,000            674,578
--------------------------------------------------------------------------------------------------------
United States (Government of) Gtd. Israel Aid Bonds, 5.50%, 12/4/23          560,000            559,293
                                                                                           -------------
Total U.S. Government Sector (Cost $21,164,196)                                              20,775,985

                                                                              Shares
--------------------------------------------------------------------------------------------------------
Corporate Sector--30.3%
--------------------------------------------------------------------------------------------------------
Common Stocks--0.5%
AboveNet, Inc. 4                                                                 186              5,764
--------------------------------------------------------------------------------------------------------
Aurora Foods, Inc., Equity Trust Interests 4,5                                   120            156,133
--------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc. 4,5                                            18                 --
--------------------------------------------------------------------------------------------------------
Cebridge Connections 4                                                           793                 --
--------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                             6,198             11,776
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                          38,618            103,110
--------------------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                                6,573            213,623
--------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                                 6,880             22,704
--------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                      24,061             13,715
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                        173              5,866
--------------------------------------------------------------------------------------------------------
MCI, Inc. 4                                                                      815             12,453
--------------------------------------------------------------------------------------------------------
NTL, Inc. 4                                                                    3,879            202,173
--------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                         651              7,454
--------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                           5,655             42,413
--------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                   8,013            105,772
--------------------------------------------------------------------------------------------------------
Prandium, Inc. 4                                                              14,499                435
--------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                             220              4,536
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 4                                                       264              6,402
--------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 4                                                         2,500             10,438
--------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                                                53,053            336,356
--------------------------------------------------------------------------------------------------------
WRC Media Corp. 4,5                                                              676                 14
--------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                      1,091              4,266
                                                                                           -------------
                                                                                              1,265,403
                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes--29.0
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series
B, 2/15/10                                                                $  200,000            208,000
--------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                     209,000            214,225
--------------------------------------------------------------------------------------------------------
Dana Corp., 9% Unsec. Nts., 8/15/11                                          600,000            711,000
--------------------------------------------------------------------------------------------------------
Dura Operating Corp.:                                                        400,000            398,000
8.625% Sr. Nts., Series B, 4/15/12
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                    600,000            576,000
--------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                   200,000            213,000
--------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                         700,000            802,192
--------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                    200,000            237,500
--------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13            100,000            114,500
--------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                       100,000            106,000
                                                                                           -------------
                                                                                              3,580,417
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 5                           400,000            358,000
--------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                250,000            274,688
--------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                              200,000            217,000
--------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts.,
8/1/1995 5,6                                                                   5,500                 --
--------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                           200,000            215,000
--------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.:                                                         200,000            221,750
7.625% Nts., 12/1/12
7.625% Nts., 5/15/08                                                         200,000            218,500
--------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                       200,000            219,000
--------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12             200,000            221,250
--------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                                                                       500,000            561,250
--------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 9.75% Sr. Unsec. Sub. Nts., 6/1/07                         150,000            165,563
--------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:                                             150,000            151,688
6.375% Sr. Sub. Nts., 7/15/09
8.375% Sr. Sub. Nts., 7/1/11                                                 400,000            457,000
--------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10                    300,000            329,625
--------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12            250,000            241,250
--------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                        200,000            211,500
--------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Nts., 2/1/10                                                      250,000            233,125
9.625% Sr. Nts., 6/1/14                                                        9,000              8,393
9.75% Sr. Nts., 4/15/13                                                       50,000             46,500
--------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12           400,000            433,000
--------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11          500,000            540,000
--------------------------------------------------------------------------------------------------------
Trump Casino Holdings LLC/Trump Casino Funding, Inc., 11.625% Sr.
Sec. Nts., 3/15/10                                                             9,000              9,248
--------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10            200,000            233,000
--------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts.,
6/15/10                                                                      200,000            229,000
                                                                                           -------------
                                                                                              5,795,330
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                             500,000            537,500
--------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                      400,000            432,000
--------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10 1                            500,000            591,250
--------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                 300,000            329,250
--------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                               500,000            548,750
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                          500,000            558,750
--------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                150,000            166,500
--------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                          170,000            147,050
--------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14 7                           175,000            175,875
--------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                         100,000            111,000
--------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                          200,000            217,000
--------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13 5                          200,000            225,000
                                                                                           -------------
                                                                                              4,039,925
--------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11                     150,000            147,750
--------------------------------------------------------------------------------------------------------
MEDIA--4.2%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 6                                         250,000            211,250
9.875% Sr. Nts., Series B, 3/1/07 6                                          300,000            259,500
10.25% Sr. Unsec. Nts., 11/1/06 5                                            100,000             86,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 6                                       200,000            179,000
10.875% Sr. Unsec. Nts., 10/1/10 6                                           100,000             88,000
--------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12          800,000            794,000
--------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                  360,000            369,000
--------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                     200,000            207,000
--------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
8.625% Sr. Unsec. Nts., 4/1/09                                             1,300,000            988,000
10% Sr. Unsec. Sub. Nts., 5/15/11                                              9,000              6,795
11.125% Sr. Unsec. Nts., 1/15/11                                             400,000            319,000
--------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                          100,000            110,250
--------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Disc. Nts., 3/15/14 7,8                         200,000            133,000
--------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11          225,000            228,375
--------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                                         400,000            450,000
--------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 10.375% Sr. Unsec. Nts., 10/1/07                         750,000            798,750
--------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09              100,000            104,250
--------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                       9,000              8,280
--------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9% Sr. Unsec. Nts.,
12/15/10                                                                     400,000            466,000
--------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                          150,000            153,750
--------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 7                            175,000            173,250
--------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                           150,000            146,250
--------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                  100,000            109,750
--------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13          609,000            566,370
--------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                       380,000            478,896
--------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
8.50% Sr. Unsec. Nts., 2/1/12                                                400,000            463,500
9% Sr. Nts., 8/15/14                                                         200,000            200,000
--------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 7                                                       500,000            462,500
8.875% Sr. Unsec. Nts., 5/15/11                                                9,000              8,888
--------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 7          200,000            235,000
--------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11               200,000            222,000
--------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                           1,200,000          1,245,000
8.75% Sr. Sub. Nts., 12/15/11                                                300,000            324,000
--------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,
11/1/09                                                                      300,000            317,250
--------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                    100,000            109,750
--------------------------------------------------------------------------------------------------------
Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09                          100,000            109,250
--------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                               300,000            274,500
                                                                                           -------------
                                                                                             11,406,854
--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc., 9.875% Nts., 10/1/11                                             200,000            232,000
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                     200,000            204,500
--------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75% Sr. Nts., 8/1/14 7                200,000            200,500
--------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                 150,000            172,500
                                                                                           -------------
                                                                                                577,500
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Broder Bros. Co., 11.25% Sr. Unsec. Nts., 10/15/10                           100,000             92,750
--------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
11.625% Sr. Unsec. Nts., 1/15/08                                             200,000            202,500
12.25% Sr. Nts., 12/15/12                                                    250,000            255,000
--------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 7                           150,000            160,500
--------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                        100,000            107,750
                                                                                           -------------
                                                                                                818,500
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.2%
--------------------------------------------------------------------------------------------------------
BEVERAGES--0.0%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                    100,000            108,250
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,
12/15/11                                                                     209,000            182,875
--------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                     9,000              9,495
--------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                 250,000            263,125
9.50% Sr. Sec. Nts., 2/15/11                                                 100,000            110,250
                                                                                           -------------
                                                                                                565,745
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                                      100,000            104,750
--------------------------------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12                              200,000            219,000
--------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                  200,000            217,000
--------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., 8.875% Sr. Unsec. Nts., 3/15/11                          50,000             53,125
--------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11 5                100,000            108,500
--------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13 7                 200,000            193,000
--------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                         400,000            423,000
8% Sr. Nts., Series B, 10/15/09                                              300,000            327,000
--------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.50% Sr. Unsec. Nts., 2/1/11                         9,000              9,360
                                                                                           -------------
                                                                                              1,654,735
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                    600,000            618,750
--------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8% Sr. Sec. Nts., 3/1/11 7                           300,000            312,750
--------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 5,6           400,000                 --
                                                                                           -------------
                                                                                                931,500
--------------------------------------------------------------------------------------------------------
ENERGY--1.7%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08              750,000            825,000
--------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                         100,000            106,500
--------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10             200,000            209,000
                                                                                           -------------
                                                                                              1,140,500
--------------------------------------------------------------------------------------------------------
OIL & GAS--1.3%
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                     336,000            332,640
--------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                 9,000              8,325
--------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                475,000            454,813
--------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                     200,000            208,000
--------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                600,000            652,500
--------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                                 108,000            118,800
10.625% Sr. Sub. Nts., 12/1/12 5                                             134,000            161,470
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.50% Unsub. Nts., 2/15/08               265,000            296,138
--------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 5.875% Sr. Unsec. Nts., 7/15/16               200,000            200,673
--------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                         500,000            582,500
--------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                    100,000            108,500
9.625% Sr. Sub. Nts., 4/1/12                                                   9,000             10,328
--------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                          100,000            104,500
8.625% Sr. Nts., 6/1/10                                                      200,000            225,500
--------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                    100,000            114,036
                                                                                           -------------
                                                                                              3,578,723
--------------------------------------------------------------------------------------------------------
FINANCIALS--1.2%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                    100,000             92,000
--------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                          200,000            224,000
--------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series            800,000            524,000
B, 9/30/08
                                                                                           -------------
                                                                                                840,000
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                    300,000            331,500
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Pemex Project Funding Master Trust, 7.375% Unsec. Unsub. Nts.,
12/15/14                                                                     410,000            430,500
--------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Arbor I Ltd., 17.02% Nts., 6/15/06 5,9                                       250,000            257,813
--------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                       294,000            316,785
--------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                    400,000            439,000
--------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                  709,000            735,588
                                                                                           -------------
                                                                                              1,491,373
--------------------------------------------------------------------------------------------------------
HEALTH CARE--1.9%
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12          174,000            191,183
--------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 7          150,000            146,250
--------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11            400,000            462,000
                                                                                           -------------
                                                                                                799,433
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts., 4/15/11                  9,000              9,383
--------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                         100,000            102,000
--------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts.,
7/1/10                                                                       100,000            111,875
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                 900,000            954,000
--------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                          800,000            755,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                           9,000              9,338
--------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12              200,000            229,000
--------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                        600,000            660,000
--------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                                       259,000            295,260
--------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                    150,000            154,875
--------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                  400,000            427,000
--------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                     237,000            212,708
7.375% Nts., 2/1/13                                                            9,000              8,370
--------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Nts., 5/15/12                                  200,000            205,500
--------------------------------------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12 5                            200,000            237,000
                                                                                           -------------
                                                                                              4,371,309
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                                   100,000             83,500
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.6%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11               200,000            217,500
--------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                               100,000            107,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                          209,000            204,820
--------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                  125,000            137,188
--------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 5                      150,000            166,500
--------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                              200,000            212,000
--------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                     134,000            153,430
11% Sr. Sub. Nts., 2/15/13                                                    97,000            116,885
--------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 7                     100,000             98,500
                                                                                           -------------
                                                                                              1,413,823
--------------------------------------------------------------------------------------------------------
AIRLINES--0.6%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                       1,000,000            987,500
--------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 9                          1,260,000            511,875
                                                                                           -------------
                                                                                              1,499,375
--------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                     100,000            113,000
--------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                           156,000            169,260
--------------------------------------------------------------------------------------------------------
Nortek, Inc., 9.875% Sr. Unsec. Sub. Nts., 6/15/11 5                         100,000            116,875
                                                                                           -------------
                                                                                                399,135
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                                      300,000            288,750
7.875% Sr. Nts., 4/15/13                                                     200,000            210,250
8.50% Sr. Sub. Nts., 12/1/08                                                 500,000            546,250
--------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 5,6                       400,000              4,000
--------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 5                  200,000            188,000
--------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09                        100,000            111,625
--------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 5         600,000            607,500
--------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09              192,000            196,320
--------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                  300,000            324,000
--------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                              400,000            382,000
--------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 5,6                        50,000              2,500
--------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                      100,000            105,500
--------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                              400,000            367,000
                                                                                           -------------
                                                                                              3,333,695
--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                    64,000             73,600
--------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                     215,000            269,210
--------------------------------------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08 5                                  500,000            545,000
--------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 7                       300,000            313,500
--------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                      100,000            110,500
--------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                            400,000            409,000
--------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                             200,000            223,500
--------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14 7                          150,000            142,500
                                                                                           -------------
                                                                                              2,013,210
--------------------------------------------------------------------------------------------------------
MARINE--0.3%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                     300,000            346,500
--------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,           750,000            441,825
6/30/07 5,6
                                                                                           -------------
                                                                                                788,325
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09              200,000            202,250
--------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11             100,000            101,000
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 5,6                                                                1,150,000            488,750
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                        400,000            418,000
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                     300,000            330,750
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Globix Corp., 11% Sr. Nts., 5/01/08                                           42,888             38,814
--------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 5,6             160,138                 --
--------------------------------------------------------------------------------------------------------
PSINet, Inc.:                                                                500,000             23,676
10.50% Sr. Unsec. Nts., 12/1/06 5,6 [EUR]
11% Sr. Nts., 8/1/09 5,6                                                     540,935             36,513
                                                                                           -------------
                                                                                                 99,003
--------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                            500,000            513,750
--------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                  50,000             50,750
                                                                                           -------------
                                                                                                564,500
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13 5               194,000            226,980
--------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                  300,000            294,000
--------------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                                                             200,000            214,250
--------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Nts., 7/15/14 7                    200,000            204,000
                                                                                           -------------
                                                                                                939,230
--------------------------------------------------------------------------------------------------------
MATERIALS--4.2%
--------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                               200,000            207,500
10.125% Sr. Unsec. Nts., 9/1/08                                                9,000              9,911
10.625% Sr. Unsec. Nts., 5/1/11                                              200,000            223,000
--------------------------------------------------------------------------------------------------------
Huntsman Co. LLC, 11.625% Sr. Unsec. Nts., 10/15/10                            9,000             10,058
--------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08% Sr. Unsec. Disc. Nts.,
12/31/09 3                                                                   300,000            151,500
--------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                          600,000            643,500
--------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                              9,000             11,025
--------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                          200,000            221,000
--------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                      9,000              9,461
9.875% Sec. Nts., Series B, 5/1/07                                           400,000            421,500
--------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.086% Sr. Sec. Nts., 12/31/06 9                          27,687             26,303
--------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                               400,000            399,000
10.625% Sr. Unsec. Nts., 5/15/10                                               9,000              9,675
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07                                                  204,568            193,317
11.25% Sr. Sub. Nts., 8/15/06 5,6                                            200,000                 --
--------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 5                           200,000            220,500
                                                                                           -------------
                                                                                              2,757,250
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                      200,000            229,000
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.4%
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                      250,000            272,500
9.50% Sr. Sub. Nts., 8/15/13                                                 200,000            221,000
--------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                      450,000            482,625
--------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                 9,000              9,473
8.75% Sr. Sec. Nts., 11/15/12                                                500,000            552,500
8.875% Sr. Sec. Nts., 2/15/09                                                900,000            983,250
--------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 8                      200,000            178,000
--------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14 7                                 100,000             92,500
--------------------------------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                                                250,000            276,250
9.75% Sr. Unsec. Nts., 2/1/11                                                400,000            444,000
--------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                           250,000            262,500
                                                                                           -------------
                                                                                              3,774,598
--------------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12                                 9,000              8,370
--------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 7                           200,000            204,000
--------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                  200,000            188,750
--------------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                          400,000            450,500
--------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts., 8/1/14 7                             100,000            101,250
--------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                        200,000            217,000
--------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 5                      400,000            444,000
--------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 6                                                                   500,000            530,000
--------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                       250,000            277,500
--------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                       200,000            115,000
--------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                              200,000            214,000
--------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13              200,000            207,000
--------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                200,000            223,000
--------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                 100,000            112,500
--------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                           168,000            187,740
--------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                             260,000            302,250
                                                                                           -------------
                                                                                              3,782,860
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                           50,000             51,625
--------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                       500,000            563,750
--------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 7                                                9,000              8,764
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                               100,000             99,000
                                                                                           -------------
                                                                                                723,139
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 5,6                                249,878                 25
--------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                    200,000            200,500
--------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                               100,000            113,500
--------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                      150,000            165,750
9.875% Sr. Sub. Nts., 8/15/13                                                300,000            339,750
--------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Nts., 11/15/13 7                                         150,000            151,500
--------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                        250,000            276,250
--------------------------------------------------------------------------------------------------------
MCI, Inc.:
5.908% Sr. Unsec. Nts., 5/1/07                                                33,000             32,051
6.688% Sr. Unsec. Nts., 5/1/09                                                33,000             30,484
7.735% Sr. Unsec. Nts., 5/1/14                                                28,000             25,305
--------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                        9,000              8,055
--------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 7                                          500,000            552,500
--------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 5,6                                 200,000                 --
                                                                                           -------------
                                                                                              1,895,670
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
Alamosa Delaware, Inc.:
11% Sr. Unsec. Nts., 7/31/10                                                   9,000              9,923
12.50% Sr. Unsec. Nts., 2/1/11                                               200,000            223,000
--------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12 7                               100,000             98,750
--------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 3            400,000            299,000
--------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., % Sr. Unsec. Disc. Nts., 10/1/07 5,6             554,000                 --
--------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                    300,000            310,500
--------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                    200,000            225,000
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                        209,000            158,840
--------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 5,6                                 200,000             29,000
12.50% Sr. Nts., 4/15/10 5,6                                                 400,000             71,000
--------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                         140,000            147,700
--------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.625% Sr. Sub. Nts., Series B, 5/15/08                                      600,000            573,000
9.75% Sr. Sub. Nts., 1/15/10                                                   9,000              8,325
9.875% Sr. Nts., 2/1/10                                                      200,000            200,500
--------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc., /SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 8                                                   459,000            349,988
--------------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                                                200,000            187,000
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                         109,000             84,748
--------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B,
11/1/09 5,8                                                                  500,000            517,500
--------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                       259,000            266,123
                                                                                           -------------
                                                                                              3,759,897
--------------------------------------------------------------------------------------------------------
UTILITIES--2.2%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.8%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 7                        9,000              9,090
--------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                                     397,819            439,589
--------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                     550,000            468,875
8.75% Sr. Nts., 7/15/07                                                      125,000             85,625
9.875% Sr. Sec. Nts., 12/1/11 7                                              600,000            501,000
--------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                        9,000              9,225
7.75% Sr. Nts., 8/1/10 7                                                     100,000            102,750
9.875% Sr. Unsec. Nts., 10/15/07                                             900,000            994,500
--------------------------------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                          200,000            228,000
--------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B,
12/30/11 5                                                                   448,000            465,920
--------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 6              600,000            477,000
--------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                            100,000            107,500
--------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 7                                  200,000            213,250
--------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                 359,000            384,130
9.50% Sr. Sec. Nts., 7/15/13                                                 150,000            162,000
--------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/1/07                           185,000            211,172
                                                                                           -------------
                                                                                              4,859,626
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11                                               200,000            218,500
--------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                 100,000            103,750
                                                                                           -------------
                                                                                                322,250
--------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
Consumers Energy Co., 7.375% Nts., 9/15/23                                   200,000            204,975
--------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
8.75% Sr. Nts., 2/15/12                                                        9,000              8,933
10.125% Sr. Sec. Nts., 7/15/13 7                                             400,000            443,000
--------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                            131,808            134,527
                                                                                           -------------
                                                                                                791,435
                                                                                           -------------
                                                                                             78,743,528

                                                                              Shares
--------------------------------------------------------------------------------------------------------
Preferred Stocks--0.7%
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 7                     600             55,178
--------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 4,5,10             249                 25
--------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 4,5                                                         4,000            351,000
--------------------------------------------------------------------------------------------------------
Focal Communications Corp., Cv., Series A 4,5                                    403              4,070
--------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
Non-Vtg. 4,5,10                                                                3,031                 --
--------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 10                                         41            355,675
14.25% Cum. 4,10                                                                   1              6,464
--------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                 4,000            238,000
--------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                            4                 21
--------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 4,10                      115             95,738
--------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 5               5,750            840,938
                                                                                           -------------
                                                                                              1,947,109

                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
Structured Notes--0.1%
Swiss Re Capital Markets Corp./Fujiyama Ltd. Catastrophe Linked
Nts., 5.26%, 5/16/05 7,9                                                   $ 250,000            253,775
                                                                                           -------------
Total Corporate Sector (Cost $82,377,924)                                                    82,209,815

                                                                               Units
--------------------------------------------------------------------------------------------------------
Convertible Sector--0.0%
--------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
AboveNet, Inc. Wts.:
Exp. 9/8/08 4                                                                     78              1,117
Exp. 9/8/10 4                                                                     92              1,268
--------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 4,5                                       400             73,800
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts., Exp. 9/1/04 4                                    1,936                138
--------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 4,5                                            300                  3
--------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 4,5                                 600                 --
--------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 4,5                           800                 --
--------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 4,5                              700                  7
--------------------------------------------------------------------------------------------------------
Focal Communications Corp. Wts.:
Exp. 6/19/06 4,5                                                                 158                569
Exp. 6/19/08 4                                                                   792                 --
--------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 4,5                                       1,000                 --
--------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 4,5                                4,125                 41
--------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp.5/16/06 4,5                                                                6,035                 60
Exp.5/16/06 4,5                                                                    9                 --
--------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 4,5                                             720                 --
--------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 4,5                         400                 --
--------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 4,5                         400                 --
--------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 4,5                         975                 10
--------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 4,5                               700                  7
--------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,5                                              500                  5
--------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                                     6,738              4,784
--------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 4,5                                    6,400                 --
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 4,5                                 431                625
--------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 4                                500                289
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                            2,188              2,560
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                            1,641              1,231
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                            1,641                944
                                                                                           -------------
Total Convertible Sector (Cost $46,387)                                                          87,458

                                                                              Shares
--------------------------------------------------------------------------------------------------------
International Sector--37.0%
--------------------------------------------------------------------------------------------------------
Common Stocks--0.2%
COLT Telecom Group plc, ADR 4                                                  7,020             21,481
--------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 4                                        7                162
--------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B 4                                    1,855             43,462
--------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 4                                                       44,357            501,234
--------------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 4,5                                                877                851
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                                4,524             35,729
                                                                                           -------------
                                                                                                602,919

                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes--3.4%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--0.4%
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                           $ 333,000            333,000
--------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                  200,000            226,000
                                                                                           -------------
                                                                                                559,000
--------------------------------------------------------------------------------------------------------
MEDIA--0.1%
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                       200,000            215,000
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 7                                                    100,000            101,250
8.50% Sr. Sub. Nts., 8/1/14 7                                                200,000            199,250
                                                                                           -------------
                                                                                                300,500
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.4%
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 5 [GBP]           500,000            942,022
--------------------------------------------------------------------------------------------------------
ENERGY--1.6%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                          1,200,000          1,194,000
--------------------------------------------------------------------------------------------------------
OIL & GAS--1.1%
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                  1,520,000          1,502,976
--------------------------------------------------------------------------------------------------------
Morgan Stanley Bank AG, OAO Gazprom 9.625% Unsecured Loan
Participation Nts., 3/1/13                                                   890,000            931,163
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625% Nts., 4/4/10 [EUR]                460,000            587,066
                                                                                           -------------
                                                                                              3,021,205
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.2%
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14                              100,000             97,500
--------------------------------------------------------------------------------------------------------
MARINE--0.0%
Pacific & Atlantic Holdings, Inc., 3.75% Sec. Nts., 12/31/07 7               183,960             80,243
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                                               232,000            225,040
9.625% Sr. Nts., 12/1/12                                                     150,000            164,250
                                                                                           -------------
                                                                                                389,290
--------------------------------------------------------------------------------------------------------
MATERIALS--0.6%
--------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                             87,434             85,248
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                  300,000            330,000
10.875% Sr. Sec. Nts., 3/1/13                                                100,000            115,250
--------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                               200,000            225,000
                                                                                           -------------
                                                                                                670,250
--------------------------------------------------------------------------------------------------------
METALS & MINING--0.1%
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 7                              250,000            259,375
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                               225,000            239,622
--------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 5,6                           750,000            273,750
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/30/09                        156,000            172,380
                                                                                           -------------
                                                                                                685,752
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.2%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 5,6 [EUR]                     600,000                 --
--------------------------------------------------------------------------------------------------------
Telus Corp., 7.50% Nts., 6/1/07                                              596,000            650,968
                                                                                           -------------
                                                                                                650,968
                                                                                           -------------
                                                                                              9,150,353
--------------------------------------------------------------------------------------------------------
Foreign Government Obligations--27.3%
--------------------------------------------------------------------------------------------------------
ARGENTINA--1.1%
Argentina (Republic of) Bonds:
1.234%, 8/3/12 9                                                           3,420,000          2,282,788
1.389%, 5/3/05 9                                                              24,000             23,200
Series PRE8, 2%, 1/3/10 5,6 [ARP]                                            810,000            332,235
Series PR12, 2%, 1/3/16 5,6 [ARP]                                            551,273            176,452
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 2.345%, 3/31/23 5,6                     185,000             94,813
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Letras del Banco Central de la Republica
Treasury Bills, 14.75%, 10/8/04 3 [ARP]                                       14,000              4,657
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%, 3/31/23 6                             235,000            121,025
--------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 3.257%, 4/1/07 5,6 [ARP]                                 55,922             21,223
                                                                                           -------------
                                                                                              3,056,393
--------------------------------------------------------------------------------------------------------
AUSTRIA--1.0%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                          1,465,000          2,114,485
--------------------------------------------------------------------------------------------------------
Austria (Republic of) Nts., Series 98-1, 5%, 1/15/08 [EUR]                   470,000            598,777
                                                                                           -------------
                                                                                              2,713,262
--------------------------------------------------------------------------------------------------------
BELGIUM--2.0%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                                            360,000            459,984
Series 19, 6.50%, 3/31/05 [EUR]                                              730,000            902,284
Series 26, 6.25%, 3/28/07 [EUR]                                            1,465,000          1,908,173
Series 28, 5.75%, 3/28/08 [EUR]                                              550,000            717,173
Series 32, 3.75%, 3/28/09 [EUR]                                              750,000            910,138
Series 35, 5.75%, 9/28/10 [EUR]                                              450,000            597,871
                                                                                           -------------
                                                                                              5,495,623
--------------------------------------------------------------------------------------------------------
BRAZIL--1.4%
Brazil (Federal Republic of) Bonds, Series 15 yr., 2.125%, 4/15/09 9           5,883              5,522
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20
yr., 8%, 4/15/14                                                           3,553,493          3,351,388
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, Cl. B, 8.875%,
4/15/24                                                                      536,000            456,672
                                                                                           -------------
                                                                                              3,813,582
--------------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                               305,000            362,188
8.25%, 1/15/15 7                                                             305,000            362,188
                                                                                           -------------
                                                                                                724,376
--------------------------------------------------------------------------------------------------------
COLOMBIA--0.1%
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                  315,000            269,325
--------------------------------------------------------------------------------------------------------
DENMARK--0.3%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                               5,400,000            890,438
--------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]           115,000            138,641
--------------------------------------------------------------------------------------------------------
FRANCE--1.3%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                                        465,000            599,738
5.50%, 10/25/10 [EUR]                                                        245,000            322,178
5.75%, 10/25/32 [EUR]                                                      1,070,000          1,465,535
--------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                                                  945,000          1,143,239
5 yr., 4.75%, 7/12/07 [EUR]                                                   50,000             63,067
                                                                                           -------------
                                                                                              3,593,757
--------------------------------------------------------------------------------------------------------
GERMANY--5.3%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                            950,000          1,139,989
5.375%, 1/4/10 [EUR]                                                         765,000            997,246
Series 01, 5%, 7/4/11 [EUR]                                                1,600,000          2,048,993
Series 140, 4.50%, 8/17/07 [EUR]                                             730,000            913,872
Series 143, 3.50%, 10/10/08 [EUR]                                          7,765,000          9,380,004
                                                                                           -------------
                                                                                             14,480,104
--------------------------------------------------------------------------------------------------------
GREAT BRITAIN--2.2%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                             3,495,000          6,078,316
--------------------------------------------------------------------------------------------------------
GREECE--1.1%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                                         930,000          1,125,943
5.35%, 5/18/11 [EUR]                                                       1,095,000          1,421,617
--------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                  265,000            332,607
                                                                                           -------------
                                                                                              2,880,167
--------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                                            170,000            193,588
10.25%, 11/8/11                                                               55,000             62,631
                                                                                           -------------
                                                                                                256,219
--------------------------------------------------------------------------------------------------------
IRELAND--0.2%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                   420,000            497,959
--------------------------------------------------------------------------------------------------------
ITALY--2.3%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4%, 3/1/05 [EUR]                                290,000            352,513
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                             460,000            575,201
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                            2,475,000          3,148,106
Buoni del Tesoro Poliennali, 5%, 2/1/12 [EUR]                                740,000            944,278
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                           860,000          1,074,537
                                                                                           -------------
                                                                                              6,094,635
--------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, 1.90%,
3/29/18 5,6 [FRF]                                                          3,857,000            110,486
--------------------------------------------------------------------------------------------------------
JAPAN--1.9%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]      572,000,000          5,164,281
--------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.3%
Korea (Republic of) Nts.:
4.25%, 6/1/13                                                                305,000            284,962
8.875%, 4/15/08                                                              460,000            535,900
                                                                                           -------------
                                                                                                820,862
--------------------------------------------------------------------------------------------------------
MEXICO--0.7%
United Mexican States Bonds:
7.50%, 4/8/33                                                                470,000            470,470
8.30%, 8/15/31                                                               230,000            248,975
11.375%, 9/15/16                                                              45,000             63,900
Series M20, 8%, 12/7/23 [MXN]                                              8,845,000            584,915
--------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%,
6/6/06 [JPY]                                                              40,000,000            397,968
                                                                                           -------------
                                                                                              1,766,228
--------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20               140,000            124,250
--------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                                                                       141,216            132,708
                                                                                           -------------
                                                                                                256,958
--------------------------------------------------------------------------------------------------------
PERU--0.4%
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5.111%,
3/7/17 9                                                                   1,274,000          1,114,750
--------------------------------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of) Bonds, 8.375%, 2/15/11                             263,000            266,685
--------------------------------------------------------------------------------------------------------
POLAND--0.8%
Poland (Republic of) Bonds, Series 0K0805, 5.24%, 8/12/05 3 [PLZ]          8,030,000          2,056,003
--------------------------------------------------------------------------------------------------------
PORTUGAL--0.5%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%,
8/17/07 [EUR]                                                                265,000            335,306
--------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
Nts., 5.85%, 5/20/10 [EUR]                                                   805,000          1,073,804
                                                                                           -------------
                                                                                              1,409,110
--------------------------------------------------------------------------------------------------------
RUSSIA--1.2%
Ministry Finance of Russia Debs.:
Series V, 3%, 5/14/08                                                      1,745,000          1,541,620
Series VI, 3%, 5/14/06                                                       770,000            746,130
--------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts., 10%, 6/26/07                          965,000          1,088,038
--------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 9                                    750                686
                                                                                           -------------
                                                                                              3,376,474
--------------------------------------------------------------------------------------------------------
SPAIN--1.8%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                       1,470,000          1,922,296
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                          840,000          1,148,726
--------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2%, 8/20/04 3 [EUR]                     1,445,000          1,736,035
                                                                                           -------------
                                                                                              4,807,057
--------------------------------------------------------------------------------------------------------
SWEDEN--0.2%
Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]                  4,420,000            602,345
--------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.5%
Netherlands (Kingdom of the) Bonds:
5%, 7/15/11 [EUR]                                                            250,000            320,245
5.50%, 1/15/28 [EUR]                                                         735,000            968,834
                                                                                           -------------
                                                                                              1,289,079
                                                                                           -------------
                                                                                             74,023,115
--------------------------------------------------------------------------------------------------------
Loan Participations--1.1%
--------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 2%, 3/4/10 5,9                287,000            283,771
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
3/21/05 9                                                                    835,000            821,473
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
1/25/06 9                                                                    965,000            925,146
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 5                         960,000            992,832
                                                                                           -------------
                                                                                              3,023,222

                                              Date        Strike           Contracts
--------------------------------------------------------------------------------------------------------
Options Purchased--0.0%
Japanese Yen
Put 4,5                                    10/8/04        111.55JPY      915,000,000            117,120

                                                                              Shares
--------------------------------------------------------------------------------------------------------
Preferred Stocks--0.0%
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 4,5,10             9,083             18,166

                                                                               Units
--------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Microcell Telecommunications, Inc., Cl. A Wts., Exp. 5/1/05 4                    343              3,019
--------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B Wts., Exp. 5/1/08 4                    572              4,806
--------------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 4                                                 539              3,866
                                                                                           -------------
                                                                                                 11,691

                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
Structured Notes--5.0%
Aries Vermoegensverwaltungs GmbH:
Credit Linked Nts., 7.75%, 10/25/09 5 [EUR]                                  270,000            332,812
Credit Linked Nts., 9.60%, 10/25/14 7                                        270,000            286,875
Credit Linked Nts., 9.60%, 10/25/14                                          750,000            788,550
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazilian Real Unsec. Credit Linked Nts., 0.93%, 1/14/05                     758,379            733,072
Colombia(Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12
(linked to Emerging Local Markets Index) [COP]                           742,500,000            304,071
Brazilian Real Unsec. Credit Linked Nts., 0.79%, 9/15/04                   2,785,000          2,800,290
Colombia(Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07
(linked to Emerging Local Markets Index) [COP]                         1,476,565,000            632,467
Peruvian Sol Unsec. Linked Nts., 1.466%, 1/14/05 [PEN]                     1,605,000            473,483
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), U.S. Dollar/South African
Rand Linked Nts., Series FBi 43, 1.468%, 5/23/22                             540,000            525,798
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Moscow (City of) Linked Nts., 10%, 5/27/05 [RUR]                           5,140,000            183,131
Moscow (City of) Linked Nts., 15%, 9/2/05 [RUR]                           15,165,000            572,382
OAO Gazprom I Credit Nts., 5.681%, 10/20/07                                  310,000            309,590
OAO Gazprom II Credit Nts., 3.813%, 4/20/07                                  310,000            310,109
Korea (Republic of) Credit Bonds, 2.186%, 6/20/09                          1,525,000          1,530,033
Ukraine (Republic of) Credit Linked Nts., 6.65%, 8/5/11                    1,540,000          1,542,618
--------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
24.205%, 8/25/05                                                             480,000            329,232
Turkey (Republic of) Treasury Bills Linked Nts., 28.249%, 5/26/05            495,199            412,897
--------------------------------------------------------------------------------------------------------
Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2003-II, Cl. A, 7.52%, 6/15/06 5,9                                    250,000            255,325
Series 2003-II, Cl. B, 6.52%, 6/15/06 5,9                                    250,000            254,863
Series 2003-II, Cl. C, 7.27%, 6/15/06 5,9                                    250,000            256,000
--------------------------------------------------------------------------------------------------------
UBS AG, OAO Gazprom III Credit Nts., 4.783%, 7/5/06                          770,000            779,329
                                                                                           -------------
                                                                                             13,612,927
                                                                                           -------------
Total International Sector (Cost $100,730,767)                                              100,559,513
--------------------------------------------------------------------------------------------------------
Asset-Backed Sector--23.1%
--------------------------------------------------------------------------------------------------------
Asset-Backed Securities--5.0%
--------------------------------------------------------------------------------------------------------
AUTO LOAN--3.7%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                          263,960            263,464
--------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2003-A, Cl. A2, 1.45%, 11/25/05                                       124,287            124,360
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                       310,000            309,326
--------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2002-3, Cl. A2A, 3.05%, 9/15/05                                       167,874            168,468
Series 2003-2, Cl. A2A, 1.20%, 5/16/05                                        60,063             60,092
--------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                         70,000             71,045
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                         80,941             80,941
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                        148,116            148,041
--------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A3, 3.85%, 4/6/06                                         277,412            278,698
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                        430,346            430,435
Series 2003-B, Cl. A2, 1.61%, 7/8/06                                         570,000            569,504
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                         100,000            102,250
--------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                        86,896             86,957
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                       440,000            439,533
--------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                         50,563             50,613
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                        347,520            346,802
--------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-1, Cl. A2, 1.46%, 9/19/05                                         79,906             79,952
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                        544,184            543,866
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                        534,161            533,686
--------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                              234,650            234,409
--------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                       241,176            241,893
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                        481,627            481,413
--------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                           220,000            219,287
--------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2003-A, Cl. A2, 1.69%, 12/15/05                                              297,361            297,595
--------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                        70,000             70,849
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                       297,230            297,306
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                        250,000            249,026
--------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                         74,936             75,394
Series 2003-A, Cl. A2, 1.28%, 8/15/05                                         94,225             94,272
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                        335,265            335,005
--------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                       124,842            125,174
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                        179,877            179,860
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                        600,000            597,787
Series 2004-2, Cl. A2, 2.38%, 2/15/07                                        230,000            229,634
--------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                       501,588            501,252
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                        303,538            303,301
--------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                        469,146            470,776
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                       494,867            494,467
                                                                                           -------------
                                                                                             10,186,733
--------------------------------------------------------------------------------------------------------
CREDIT CARD--0.5%
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                       220,000            223,867
--------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 5       1,000,000          1,038,125
                                                                                           -------------
                                                                                              1,261,992
--------------------------------------------------------------------------------------------------------
EQUIPMENT--0.0%
Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                          62,132             62,150
--------------------------------------------------------------------------------------------------------
HOME EQUITY LOAN--0.8%
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                        34,055             34,031
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                       213,212            213,057
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                       141,300            140,972
--------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.53%, 8/25/17 9                                      85,954             85,998
Series 2003-4, Cl. 1A1, 1.57%, 9/25/17 9                                     279,970            280,134
--------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                          114,523            114,465
--------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33                                         8,511              8,507
Series 2003-2, Cl. AF1, 1.55%, 5/25/33 9                                      93,449             93,502
Series 2003-3, Cl. AF1, 1.57%, 8/25/33 9                                     147,195            147,282
--------------------------------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources Trust, Real
Estate Mtg. Investment Conduit Participation Certificates, Series
2000-1, Cl. B, 3.07%, 6/20/05 5,9                                          1,000,000          1,001,250
                                                                                           -------------
                                                                                              2,119,198
                                                                                           -------------
                                                                                             13,630,073
--------------------------------------------------------------------------------------------------------
Government Agency--15.5%
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--15.4%
Federal Home Loan Mortgage Corp.:
5%, 8/15/34 11                                                             3,253,000          3,169,642
5.50%, 1/1/34                                                                156,383            157,094
7%, 9/1/33-11/1/33                                                           695,046            736,466
7%, 8/1/34 11                                                              1,363,000          1,440,521
12%, 8/1/14-6/1/15                                                            49,558             56,443
12%, 5/1/10 12                                                                91,306            101,953
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                            94,038             95,131
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          181,069            190,758
Series 2080, Cl. Z, 6.50%, 8/15/28                                           121,475            126,555
Series 2102, Cl. VA, 6%, 10/15/09                                             29,377             29,405
Series 2387, Cl. PD, 6%, 4/15/30                                             264,575            273,150
Series 2430, Cl. ND, 6.50%, 1/15/31                                        1,835,978          1,858,867
Series 2466, Cl. PD, 6.50%, 4/15/30                                          146,763            149,523
Series 2491, Cl. PE, 6%, 12/15/27                                             26,969             26,967
Series 2498, Cl. PC, 5.50%, 10/15/14                                          41,539             42,368
Series 2500, Cl. FD, 1.88%, 3/15/32 9                                        100,113            100,861
Series 2526, Cl. FE, 1.78%, 6/15/29 9                                        137,158            137,698
Series 2551, Cl. FD, 1.78%, 1/15/33 9                                        112,291            112,939
Series 2551, Cl. TA, 4.50%, 2/15/18                                          184,380            184,798
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 2.80%, 7/1/26 13                                          303,877             66,331
Series 192, Cl. IO, 12.204%, 2/1/28 13                                        54,381             11,490
Series 200, Cl. IO, 10.853%, 1/1/29 13                                        65,015             13,081
Series 205, Cl. IO, 5.877%, 9/1/29 13                                        381,673             82,334
Series 208, Cl. IO, (28.832)%, 6/1/30 13                                     339,360             69,636
Series 2074, Cl. S, 23.354%, 7/17/28 13                                       67,447              8,617
Series 2079, Cl. S, 22.317%, 7/17/28 13                                      105,054             13,525
Series 2526, Cl. SE, 36.155%, 6/15/29 13                                     178,524             18,669
Series 2819, Cl. S, 32.728%, 6/15/34 13                                    1,742,855            167,116
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 217, Cl. PO, 6.752%, 2/1/32 14                                         68,003             56,233
Series 2819, Cl. PO, 9.973%, 7/15/34 14                                      248,979            207,220
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations, Series T-42, Cl. A2,
5.50%, 2/25/42                                                                   574                575
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 8/18/19 11                                                          1,219,000          1,199,191
5.50%, 7/1/33-3/1/34                                                       1,452,021          1,459,363
5.50%, 8/19/19-8/13/34 11                                                  8,703,000          8,810,229
6%, 8/1/34 11                                                              2,378,000          2,439,681
6.50%, 10/1/30                                                                70,242             73,512
6.50%, 1/1/29 1                                                            1,628,407          1,704,227
6.50%, 8/1/34 11                                                           2,543,000          2,654,256
7%, 9/1/29-11/1/33                                                         1,851,789          1,961,919
7%, 8/25/34 11                                                             8,957,000          9,463,626
7.50%, 6/1/10-9/1/29                                                         282,396            301,802
7.50%, 2/1/27 11                                                             130,467            140,144
8.50%, 7/1/32                                                                 33,434             36,267
11%, 7/1/16                                                                   68,003             76,513
13%, 6/1/15                                                                  176,311            202,930
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                            77,980             78,721
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           145,414            149,435
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           135,167            139,997
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           115,686            119,583
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            45,463             46,949
Trust 2002-50, Cl. PD, 6%, 9/25/27                                           140,000            142,395
Trust 2002-77, Cl. WF, 1.81%, 12/18/32 9                                     187,971            188,723
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                        228,947            230,444
Trust 2003-81, Cl. PA, 5%, 2/25/12                                            99,820            100,956
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 29.582%, 4/25/32 13                                   100,411             10,508
Trust 2002-39, Cl. SD, 26.169%, 3/18/32 13                                   162,217             16,200
Trust 2002-48, Cl. S, 27.209%, 7/25/32 13                                    159,245             16,371
Trust 2002-53, Cl. SK, 25.796%, 4/25/32 13                                   101,236             10,603
Trust 2002-56, Cl. SN, 30.502%, 7/25/32 13                                   219,357             24,603
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 3.603%, 5/1/23 13                                          111,118             24,387
Trust 240, Cl. 2, 7.862%, 9/1/23 13                                          161,783             36,785
Trust 301, Cl. 2, 4.304%, 4/1/29 13                                          232,332             49,624
Trust 324, Cl. 2, (7.164)%, 6/1/32 13                                        607,379            140,168
Trust 2001-63, Cl. SD, 39.196%, 12/18/31 13                                  139,243             17,274
Trust 2001-68, Cl. SC, 34.852%, 11/25/31 13                                  105,246             12,140
Trust 2002-9, Cl. MS, 32.658%, 3/25/32 13                                    181,563             18,775
                                                                                           -------------
                                                                                             41,804,267
--------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
4.75%, 7/20/27                                                                23,309             23,583
7%, 1/15/28-3/15/28                                                           81,412             86,658
11%, 10/20/19                                                                 53,788             60,831
12%, 11/20/13-9/20/15                                                         70,771             81,035
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 24.893%, 3/16/28 13                                   130,257             15,229
Series 1998-19, Cl. SB, 22.567%, 7/16/28 13                                  218,145             27,652
                                                                                           -------------
                                                                                                294,988
                                                                                           -------------
                                                                                             42,099,255
--------------------------------------------------------------------------------------------------------
Private--2.6%
--------------------------------------------------------------------------------------------------------
COMMERCIAL--2.5%
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                     1,500,000          1,647,371
--------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                      257,906            258,689
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                      280,000            279,781
Series 2004-8, Cl. 5A1, 6.50%, 8/25/29 11                                    440,000            451,963
--------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
10.884%, 6/22/24 7,13                                                      8,934,814            337,225
--------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial Mtg.
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35           140,000            151,723
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                      123,112            132,479
Series 1998-C1, Cl. F, 7.096%, 5/15/30 9                                   2,000,000          1,927,462
--------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                        160,000            174,322
--------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15 7                                                                    380,000            427,821
--------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2003-AR12, Cl. A2, 2.45%,
2/25/34 9                                                                    421,442            422,158
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2004-N, Cl. A10, 3.803%, 8/25/34                         460,000            462,300
--------------------------------------------------------------------------------------------------------
                                                                                              6,673,294
--------------------------------------------------------------------------------------------------------
OTHER--0.1%
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2003-EF1, Cl. A2, 1.49%, 12/20/05                                            140,945            140,945
--------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.0%
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations, Series 2001-GE4, Cl. A, 245.52%, 10/25/30 5,9                     7,901              7,950
--------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-B, Cl. 1, 6.995%, 4/25/26 5,9         141,771            129,011
                                                                                           -------------
                                                                                                136,961
                                                                                           -------------
                                                                                              6,951,200
                                                                                           -------------
Total Asset-Backed Sector (Cost $61,977,768)                                                 62,680,528
--------------------------------------------------------------------------------------------------------
Money Market Sector--11.8%
--------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--11.8% 15
Undivided interest of 7.01% in joint repurchase agreement (Principal
Amount/Value $455,016,000, with a maturity value of $455,065,673) with
UBS Warburg LLC, 1.31%, dated 7/30/04, to be repurchased at
$31,877,480 on 8/2/04, collateralized by Federal National Mortgage
Assn., 5%--5.50%, 3/1/33--3/1/34, with a value of $465,249,695 (Cost
$31,874,000)                                                              31,874,000         31,874,000

--------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $298,171,042)                                109.9%       298,187,299
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (9.9)       (26,922,951)
                                                                     -----------------------------------
Net Assets                                                                     100.0%      $271,264,348
                                                                     ===================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP      Argentine Peso
CAD      Canadian Dollar
COP      Colombian Peso
DKK      Danish Krone
EUR      Euro
FRF      French Franc
GBP      British Pound Sterling
JPY      Japanese Yen
MXN      Mexican Nuevo Peso
PEN      Peruvian New Sol
PLZ      Polish Zloty
RUR      Russian Ruble
SEK      Swedish Krona

1. Securities with an aggregate market value of $2,077,336 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Non-income producing security.

5. Illiquid or restricted security.

6. Issue is in default.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,986,247 or 2.94% of the Fund's net assets as of July 31, 2004.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. Represents the current interest rate for a variable or increasing rate security.

10. Interest or dividend is paid-in-kind.

11. When-issued security or forward commitment to be delivered and settled after July 31, 2004.

12. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                               CONTRACTS   EXPIRATION    EXERCISE        PREMIUM
                         SUBJECT TO CALL         DATE       PRICE       RECEIVED         VALUE
-----------------------------------------------------------------------------------------------
Japanese Yen [JPY]           915,000,000      10/8/04  104.400JPY       $65,645$        19,215

13. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,208,343 or 0.45% of the Fund's net assets as of July 31, 2004.

14. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $263,453 or 0.10% of the Fund's net assets as of July 31, 2004.

15. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

AS OF JULY 31, 2004, THE FUND HAD ENTERED INTO THE FOLLOWING SWAPTION CONTRACTS.

                                       NOTIONAL   EXPIRATION   EXERCISE       PREMIUM
SWAPTIONS                                AMOUNT         DATE      PRICE      RECEIVED         VALUE
---------------------------------------------------------------------------------------------------
Lehman Brothers International        $3,450,000      9/30/04      5.495%      $40,668       $21,899

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)